Earnings Per Share	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings Per Share

NOTE 20 - EARNINGS PER SHARE

The two-class method is used in the calculation of basic and diluted earnings per share. Under the two-class method, earnings available to common shareholders for the period are allocated between common shareholders and participating securities according to dividends declared (or accumulated) and participation rights in undistributed earnings. The factors used in the earnings per share computation follow:

	Year Ended December 31,
	2014	2013
Basic
Net income available to common shareholders	$8,314	$4,452
Less: earnings allocated to participating securities	(94)	(20)

Net income allocated to common shareholders	$8,220	$4,432

Weighted average common shares outstanding including participating securities	6,320,316	3,933,731
Less: Participating securities	(71,586)	(17,563)

Average shares	6,248,730	3,916,168

Basic earnings per common share	$1.32	$1.13

Diluted
Net income allocated to common shareholders	$8,220	$4,432
Weighted average common shares outstanding for basic earnings per common share	6,248,730	3,916,168
Add: Dilutive effects of assumed exercises of stock options	230,290	102,027
Add: Dilutive effects of assumed exercises of stock warrants	6,810	2,481

Average shares and dilutive potential common shares	6,485,830	4,020,676

Dilutive earnings per common share	$1.27	$1.10

Stock options for 2,000 and 124,869 shares of common stock were not considered in computing diluted earnings per common share for the year ended December 31, 2014 and 2013, because they were antidilutive.